Other Income and Other Expense	12 Months Ended
Dec. 31, 2014
Other Income and Other Expense

Note 9. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2014	2013	2012
BOLI insurance	$562,732	$657,273	$567,440
Mortgage loan origination fees	342,765	367,573	486,136
Other income	1,212,938	529,608	345,633

Total other income	$2,118,435	$1,554,454	$1,399,209

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2014	2013	2012
Intangible amortization	$—	$—	$76,955
Advertising	769,081	621,216	636,652
Office supplies	774,961	563,706	487,581
Legal and audit fees	416,339	393,997	458,731
FDIC and state assessments	771,097	69,282	1,270,792
Telephone expense	408,646	442,781	430,695
Loan collection expense	621,227	554,542	378,576
Other losses	930,401	462,475	354,279
Debit card / ATM expense	330,612	830,396	815,960
Travel and convention	184,723	200,684	194,541
Other expenses	2,826,567	3,081,797	2,770,430

Total other expense	$8,033,654	$7,220,876	$7,875,192

Other losses in 2014, 2013 and 2012 include the write-down on OREO in the amount of $694,207, $276,400 and $309,797, respectively.